SEGMENT - Revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SEGMENT
Revenues	¥ 25,307	$ 3,618	€ 750	¥ 23,891	¥ 21,882
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	43,218			43,117
China
SEGMENT
Revenues	20,499			18,984	17,393
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	26,101			27,461
Germany
SEGMENT
Revenues	3,400			3,544	3,324
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	13,131			11,940
All others
SEGMENT
Revenues	1,408			1,363	¥ 1,165
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	¥ 3,986			¥ 3,716